Approval of Financial Statements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Approval of Financial Statements
49.	APPROVAL OF FINANCIAL STATEMENTS
The financial statements were approved by the Board of Directors on April 21, 2021.